RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2025
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Schedule of shareholders' equity under the rules of the Argentine Central Bank

12/31/2025
Capital stock	437,731
Inflation adjustment of capital stock	77,948,047
Paid in capital	729,164,744
Treasury shares	6,680
Inflation adjustment of treasury shares	4,023,614
Cost of treasury shares	(15,505,688)
Legal Reserve	24,356,783
Other reserves	233,281,476
Retained earnings	(48,571,404)
Other comprehensive Income	2,120,729
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	1,007,262,712